6. DERIVATIVE LIABILITIES AND FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
6. DERIVATIVE LIABILITIES AND FAIR VALUE MEASUREMENTS

NOTE 7 – DERIVATIVE LIABILITIES AND FAIR VALUE MEASUREMENTS

The Company identified conversion features embedded within convertible debt and certain warrants outstanding during the nine months ended September 30, 2017 and year ended December 31, 2016. The Company has determined that the features associated with the embedded conversion option and exercise prices, in the form of ratchet provisions, should be accounted for at fair value, as a derivative liability, as the Company cannot determine if a sufficient number of shares would be available to settle all potential future conversion transactions.

On March 17, 2016, upon issuance of the secured convertible debentures, the Company has determined that the features associated with the embedded conversion option and reset provisions embedded in the issued warrants, in the form of a ratchet provision, should be accounted for at fair value, as a derivative liability, as the Company cannot determine if a sufficient number of shares would be available to settle all potential future conversion transactions. At the date of inception, the Company estimated the fair value of the embedded derivatives of $1,769,121 using the Binomial Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 112.29%, (3) weighted average risk-free interest rate of 0.47% to 1.04% (4) expected life of 0.05 to 5.00 years, and (5) estimated fair value of the Company’s common stock of $1.04 per share. The estimated fair value of the embedded derivative of $1,769,121 was charged to debt discount up to the net proceeds of $1,420,000 and amortized over the term of the debenture with the excess charged to current period interest.

On December 31, 2016, the Company estimated the fair value of the embedded derivatives of $1,301,138 using the Binomial Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 110.39%, (3) weighted average risk-free interest rate of 1.47%, (4) expected life of 4.21 years, and (5) estimated fair value of the Company’s common stock of $1.03 per share.

On January 4, 2017, warrant holders exercised outstanding warrants for 682,668 shares of Common Stock, and as such the Company transferred to estimated fair value of the embedded derivatives of $610,967 from liability to equity. The Company estimated the fair value at the time of exercise using the Binomial Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 110.13%, (3) weighted average risk-free interest rate of 1.94%, (4) expected life of 4.20 years, and (5) estimated fair value of the Company’s common stock of $1.07 per share.

On July 21, 2017, upon issuance of the warrants in connection with the sale of common stock, the Company has determined that the features associated with the reset provisions embedded in the issued warrants, in the form of a ratchet provision, should be accounted for at fair value, as a derivative liability, as the Company cannot determine if a sufficient number of shares would be available to settle all potential future conversion transactions. The Company estimated the fair value of the embedded derivatives of $1,003,870 using the Binomial Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 103.46%, (3) weighted average risk-free interest rate of 1.81% (4) expected life of 5.00 years, and (5) estimated fair value of the Company’s common stock of $0.5687 per share. The estimated fair value of the embedded derivative of $1,003,870 was reclassified from equity at the date of issuance.

On August 17, 2017, upon issuance of the secured convertible notes and warrants, the Company has determined that the features associated with the embedded conversion option and reset provisions embedded in the issued notes and warrants, in the form of a ratchet provision, should be accounted for at fair value, as a derivative liability, as the Company cannot determine if a sufficient number of shares would be available to settle all potential future conversion transactions.

The Company estimated the fair value of the embedded derivatives of $798,429 using the Binomial Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 102.73%, (3) weighted average risk-free interest rate of 1.11% to 1.78% (4) expected life of 0.49 to 5.00 years, and (5) estimated fair value of the Company’s common stock of $0.457 per share. The estimated fair value of the embedded derivative of $798,429 together with the issuance costs of $102,500 (aggregate of $900,929) was charged to debt discount and amortized over the term of the debenture with the excess charged to current period interest.

On September 30, 2017, the Company estimated the fair value of the embedded derivatives of $1,506,414 using the Binomial Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 101.58%, (3) weighted average risk-free interest rate of 1.20% to 1.92%, (4) expected life of 0.39 to 4.90 years, and (5) estimated fair value of the Company’s common stock of $0.3320 per share.

The Company adopted the provisions of ASC 825-10, Financial Instruments (“ASC 825-10”). ASC 825-10 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance. ASC 825-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 825-10 establishes three levels of inputs that may be used to measure fair value:

·	Level 1 – Quoted prices in active markets for identical assets or liabilities.

·	Level 2 – Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

·	Level 3 – Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

All items required to be recorded or measured on a recurring basis are based upon Level 3 inputs.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement is disclosed and is determined based on the lowest level input that is significant to the fair value measurement.

The Company recognizes its derivative liabilities as Level 3 and values its derivatives using the methods discussed below. While the Company believes that its valuation methods are appropriate and consistent with other market participants, it recognizes that the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. The primary assumptions that would significantly affect the fair values using the methods discussed are that of volatility and market price of the underlying common stock of the Company.

As of September 30, 2017 and December 31, 2016, the Company did not have any derivative instruments that were designated as hedges.

Items recorded or measured at fair value on a recurring basis in the accompanying financial statements consisted of the following items as of September 30, 2017 and December 31, 2016:

	September 30, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liability	$1,506,414	$—	$—	$1,506,414

	December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liability	$1,301,138	$—	$—	$1,301,138

The following table provides a summary of changes in fair value of the Company’s Level 3 financial liabilities for the nine months ended September 30, 2017:

Balance, January 1, 2017	$1,301,138
Transfers in due to issuance of liability warrants in connection with sale of common stock	1,003,870
Transfers in due to issuance of convertible notes and warrants with embedded conversion and reset options	798,431
Transfers out due to warrant exercise	(610,967)
Mark to market to September 30, 2017	(986,058)
Balance, September 30, 2017	$1,506,414
Gain on change in warrant liabilities for the nine months ended September 30, 2017	$986,058

Fluctuations in the Company’s stock price are a primary driver for the changes in the derivative valuations during each reporting period. As the stock price increases for each of the related derivative instruments, the value to the holder of the instrument generally increases, therefore increasing the liability on the Company’s balance sheet. Additionally, stock price volatility is one of the significant unobservable inputs used in the fair value measurement of each of the Company’s derivative instruments. The simulated fair value of these liabilities is sensitive to changes in the Company’s expected volatility. Increases in expected volatility would generally result in higher fair value measurement. A 10% change in pricing inputs and changes in volatilities and correlation factors would not result in a material change in our Level 3 fair value.

NOTE 6 – DERIVATIVE LIABILITIES AND FAIR VALUE MEASUREMENTS

The Company identified conversion features embedded within convertible debt and warrants outstanding during the year ended December 31, 2016 and 2015. The Company has determined that the features associated with the embedded conversion option and exercise prices, in the form of ratchet provisions, should be accounted for at fair value, as a derivative liability, as the Company cannot determine if a sufficient number of shares would be available to settle all potential future conversion transactions.

During the third quarter of 2015, the Company and the convertible debt note and warrant holders agreed to amend terms of the agreements to remove the ratchet provisions. Accordingly, the Company reclassified the derivative liability to equity classification resulting in an increase to additional paid in capital by $3,336,109.

During the fourth quarter of 2015, the Company and the holders of warrants previously issued as part of our offering from September 2014 to March 2015 with an exercise price of $1.00 per share and all other warrant holders agreed to amend the warrants to remove the ratchet provision in exchange for a warrant of an additional 20% of their original warrant shares at $1.06 per share. This reduced the Company’s derivative liability by $1,155,199 and increased additional paid in capital by $761,426.

On March 17, 2016, upon issuance of the secured convertible debentures (see Note 5), the Company has determined that the features associated with the embedded conversion option and reset provisions embedded in the issued warrants, in the form of a ratchet provision, should be accounted for at fair value, as a derivative liability, as the Company cannot determine if a sufficient number of shares would be available to settle all potential future conversion transactions. At the date of inception, the Company estimated the fair value of the embedded derivatives of $1,769,121 using the Binomial Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 112.29%, (3) weighted average risk-free interest rate of 0.47% to 1.04% (4) expected life of 0.05 to 5.00 years, and (5) estimated fair value of the Company’s common stock of $1.04 per share. The estimated fair value of the embedded derivative of $1,769,121 was charged to debt discount up to the net proceeds of $1,420,000 and amortized over the term of the debenture with the excess charged to current period interest.

On September 14, 2016, upon the maturity of certain secured convertible debentures (see Note 5), the embedded conversion terms changed. As such, the Company estimated the fair value of the change in the embedded derivative of $951,254 using the Binomial Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 106.24%, (3) weighted average risk-free interest rate of 0.30%, (4) expected life of three months, and (5) estimated fair value of the Company’s common stock of $0.51 per share. The estimated fair value of the embedded derivative of $951,254 was charged to current period interest.

On December 31, 2016, the Company estimated the fair value of the embedded derivatives of $1,301,138 using the Binomial Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 110.39%, (3) weighted average risk-free interest rate of 1.47%, (4) expected life of 4.21 years, and (5) estimated fair value of the Company’s common stock of $1.03 per share.

The Company adopted the provisions of ASC 825-10, Financial Instruments (“ASC 825-10”). ASC 825-10 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance. ASC 825-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 825-10 establishes three levels of inputs that may be used to measure fair value:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

All items required to be recorded or measured on a recurring basis are based upon Level 3 inputs.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement is disclosed and is determined based on the lowest level input that is significant to the fair value measurement.

The Company recognizes its derivative liabilities as Level 3 and values its derivatives using the methods discussed below. While the Company believes that its valuation methods are appropriate and consistent with other market participants, it recognizes that the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. The primary assumptions that would significantly affect the fair values using the methods discussed are that of volatility and market price of the underlying common stock of the Company.

As of December 31, 2016 and 2015, the Company did not have any derivative instruments that were designated as hedges.

Items recorded or measured at fair value on a recurring basis in the accompanying financial statements consisted of the following items as of December 31, 2015 and 2016:

	December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liability	$-	$-	$ -	$-

	December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liability	$1,301,138	$-	$ -	$1,301,138

The following table provides a summary of changes in fair value of the Company’s Level 3 financial liabilities for the two years ended December 31, 2016:

Balance, January 1, 2015	$1,099,708
Transfers out due to term modifications	(3,336,109)
Mark-to-market	2,236,401
Balance, December 31, 2015	—
Transfers in to Level 3:	2,720,375
Transfers out due to conversions and payoffs	(2,001,149)
Mark to market to December 31, 2016	581,912
Balance, December 31, 2016	$1,301,138
Loss on change in warrant and derivative liabilities for the year ended December 31, 2016	$(581,912)

Fluctuations in the Company’s stock price are a primary driver for the changes in the derivative valuations during each reporting period. As the stock price increases for each of the related derivative instruments, the value to the holder of the instrument generally increases, therefore increasing the liability on the Company’s balance sheet. Additionally, stock price volatility is one of the significant unobservable inputs used in the fair value measurement of each of the Company’s derivative instruments. The simulated fair value of these liabilities is sensitive to changes in the Company’s expected volatility. Increases in expected volatility would generally result in higher fair value measurement. A 10% change in pricing inputs and changes in volatilities and correlation factors would not result in a material change in our Level 3 fair value.